Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		$ 11,356	$ 16,685
Restricted cash		0	1,424
Balance due from related parties, non-current		8,436	8,195
Long-term debt, including current portion, net		(61,975)	(169,819)
Financial liabilities, including current portion, net		(190,713)	(79,391)
Level I
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		11,356	16,685
Restricted cash		0	1,424
Level II
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance due from related parties, non-current	[1]	8,436	8,195
Long-term debt, including current portion, net	[2]	(61,975)	(169,819)
Financial liabilities, including current portion, net	[3]	$ (190,713)	$ (79,391)

[1]	The fair value of the Company’s receivable from related companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
[3]	The fair value of the Company’s financial liabilities is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.